CERTIFICATION OF
                          STRONG MUNICIPAL FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                     STRONG INTERMEDIATE MUNICIPAL BOND FUND


STRONG MUNICIPAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Intermediate Municipal Bond Fund's Prospectus and Statement of Additional Information for the Investor Class shares, dated July 31, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 39 (File No. 33-7603; 811-4770), which was filed with the Securities and Exchange Commission on July 27, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Intermediate Municipal Bond Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                           STRONG MUNICIPAL FUNDS, INC.



                                             /S/ Elizabeth N. Cohernour
                                          ---------------------------------
                                           By:      Elizabeth N. Cohernour
                                           Title:   Vice President and Secretary


Dated: August 3, 2001